Income Taxes - Schedule of Income Tax Expense Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Income before income tax	¥ 386,613	$ 56,229	¥ 191,900	¥ 28,863
Tax expense at PRC enterprise income tax rate of 25%	96,653		47,975	7,216
Income tax on tax holidays	(58,327)		(30,740)	(16,533)
Tax effect of permanence differences	(22,733)		(8,190)	(621)
Effect of income tax rate differences in jurisdictions other than the PRC	36,443		14,364	13,026
Change in tax rate			4,202
Income tax expense	¥ 52,036	$ 7,568	¥ 27,611	¥ 3,088